Acquisitions - Schedule of Purchase Price Allocation (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 25, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Operating Lease Liabilities		$ (2,196,846)	$ (2,171,472)	$ (2,044,598)
Goodwill Initially Recorded		5,023,691	$ 4,463,531	$ 4,557,609	$ 4,485,209
Customer relationship intangible assets
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Acquired finite-lived intangible assets, weighted average useful life			11 years	14 years	16 years
All acquisitions
Business Acquisition [Line Items]
Cash consideration		748,846	$ 224,192	$ 124,614	$ 53,230
Deferred Purchase Obligation and Other		276,300
Total Consideration		1,025,146	230,604	151,890	57,365
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash		30,720	20,194	6,545	2,260
Accounts Receivable, Prepaid Expenses and Other Assets		71,892	26,911	16,559	3,102
Property, Plant and Equipment		7,600	150,095	52,021	5,396
Intangible assets		47,300
Operating Lease Right-of-Use Assets		30,395	40,848	100,040	16,956
Accounts Payable, Accrued Expenses and Other Liabilities		(60,014)	(22,733)	(19,564)	(3,233)
Operating Lease Liabilities		(30,395)
Deferred Income Taxes		(141,560)	(7,221)	(9,631)	(1,813)
Total Fair Value of Identifiable Net Assets Acquired		444,018	203,057	97,632	27,783
Goodwill Initially Recorded		581,128	$ 27,547	$ 54,258	$ 29,582
Proceeds from previous acquisition		219
Deferred Purchase Obligation (as defined in Note 3)		275,100
All acquisitions | Customer relationship intangible assets
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Intangible assets		$ 488,080
ITRenew
Business Acquisition [Line Items]
Cash consideration	$ 748,846
Total Consideration	725,000
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Deferred Purchase Obligation (as defined in Note 3)	$ 275,100
Acquired finite-lived intangible assets, weighted average useful life		11 years
GLOBAL RIM BUSINESS
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Purchase price holdback		$ 1,200